Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	0	45,849,677	36,001,203
Convertible preferred stock, shares issued	0	45,374,836	36,001,203
Convertible preferred stock, shares outstanding	0	45,374,836	36,001,203
Liquidation preference		$ 211,054
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	65,000,000	52,000,000
Common stock, shares issued	68,922,249	13,764,829	13,776,153
Common stock, shares outstanding	68,922,249	13,764,829	13,776,153